Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company’s segment information is presented in accordance with a “management approach,” which designates the internal reporting used by the Chief Operating Decision Maker for deciding how to allocate resources and for assessing performance.
The Company has three reportable segments: Corporate, which is comprised primarily of private sector business customers with more than 250 employees in the US, Small Business, primarily servicing private sector business customers with up to 250 employees, and Public, which is comprised of government agencies and education and healthcare institutions in the US. The Company has two other operating segments: CDW Canada and CDW UK, both of which do not meet the reportable segment quantitative thresholds and, accordingly, are included in an all other category (“Other”). Effective January 1, 2016, CDW Advanced Services is no longer an operating segment. Its results have been allocated to the Corporate, Small Business and Public segments to align the Company's financial reporting with the manner in which the Chief Operating Decision Maker assesses performance and makes resource allocation decisions. Segment information reported in prior periods has been reclassified to conform to the current period presentation.
The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate, Small Business and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of Net sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters’ function costs that are not allocated to the segments are included under the heading of “Headquarters” in the tables below.
The Company allocates resources to and evaluates performance of its segments based on Net sales, Income from operations and Adjusted EBITDA, a non-GAAP measure as defined in the Company’s credit agreements. However, the Company has concluded that Income from operations is the more useful measure in terms of discussion of operating results, as it is a GAAP measure.
Segment information for Total assets and capital expenditures is not presented, as such information is not used in measuring segment performance or allocating resources between segments.
Selected Segment Financial Information
Information regarding the Company’s segments for the years ended December 31, 2016, 2015 and 2014 is as follows:

(in millions)	Corporate(1)	Small Business(1)	Public	Other	Headquarters	Total
2016:
Net sales	$5,889.8	$1,140.1	$5,589.4	$1,362.6	$—	$13,981.9
Income (loss) from operations	453.6	68.9	368.0	43.6	(114.9)	819.2
Depreciation and amortization expense	(82.9)	(20.6)	(44.7)	(32.1)	(74.2)	(254.5)

2015:
Net sales	$5,878.7	$1,089.6	$5,183.6	$836.8	$—	$12,988.7
Income (loss) from operations	432.5	68.3	328.6	27.1	(114.5)	742.0
Depreciation and amortization expense	(82.6)	(20.6)	(44.7)	(16.2)	(63.3)	(227.4)

2014:
Net sales	$5,541.8	$1,062.2	$4,938.3	$532.2	$—	$12,074.5
Income (loss) from operations	403.5	57.1	303.9	$21.4	(112.9)	673.0
Depreciation and amortization expense	(81.7)	(20.8)	(44.7)	$(1.7)	(59.0)	(207.9)

(1)    Amounts have been recast to present Small Business as its own operating and reportable segment.

Geographic Areas and Revenue Mix
The Company did not have Net sales to customers outside of the US exceeding 10% of the Company’s total Net sales in 2016, 2015 and 2014. The Company did not have long-lived assets located outside of the US exceeding 10% of the Company’s total long-lived assets as of December 31, 2016 and 2015, respectively.
The following table presents Net sales by major category for the years ended December 31, 2016, 2015 and 2014. Categories are based upon internal classifications.

	Year Ended December 31, 2016		Year Ended December 31, 2015(1)		Year Ended December 31, 2014(1)
	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales
Notebooks/Mobile Devices	$2,934.3	21.0%	$2,538.5	19.5%	$2,352.9	19.5%
Netcomm Products	1,950.9	14.0	1,912.3	14.7	1,613.9	13.4
Desktops	1,054.8	7.5	968.6	7.5	1,058.2	8.8
Enterprise and Data Storage (Including Drives)	1,057.6	7.6	1,065.5	8.2	1,023.9	8.5
Other Hardware	3,981.4	28.5	3,798.3	29.2	3,492.3	28.8
Software(2)	2,406.9	17.2	2,161.3	16.6	2,065.8	17.1
Services(2)	579.0	4.1	472.8	3.6	371.1	3.1
Other (3)	17.0	0.1	71.4	0.7	96.4	0.8
Total Net sales	$13,981.9	100.0%	$12,988.7	100.0%	$12,074.5	100.0%

(1)	Amounts have been reclassified for changes in individual product classifications to conform to the presentation for the year ended December 31, 2016.

(2)	Certain software and services revenue is recorded on a net basis for accounting purposes, so the category percentage of net revenues is not representative of the category percentage of gross profits.

(3)	Includes items such as delivery charges to customers and certain commission revenue.